Fair Value Measurements - Schedule of Assets and Liabilities Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Cash equivalents:
Money market funds	$ 101,182	$ 138,221
Commercial deposits	7,854	502
Marketable securities:
Corporate and Agency bonds	140,981	111,247
Treasury bills	24,832	969
US Government bonds	66,756	26,203
Foreign currency derivative contracts	3,041	553
Total financial assets	344,646	277,695
Liabilities:
Foreign currency derivative contracts	(87)	(111)
Total financial liabilities	(87)	(111)
Level 1 [Member]
Cash equivalents:
Money market funds	101,182	138,221
Commercial deposits
Marketable securities:
Corporate and Agency bonds
Treasury bills
US Government bonds
Foreign currency derivative contracts
Total financial assets	101,182	138,221
Liabilities:
Foreign currency derivative contracts
Total financial liabilities
Level 2 [Member]
Cash equivalents:
Money market funds
Commercial deposits	7,854	502
Marketable securities:
Corporate and Agency bonds	140,981	111,247
Treasury bills	24,832	969
US Government bonds	66,756	26,203
Foreign currency derivative contracts	3,041	553
Total financial assets	243,464	139,474
Liabilities:
Foreign currency derivative contracts	(87)	(111)
Total financial liabilities	$ (87)	$ (111)